Line of Credit (Details) - Unsecured Revolving Credit Facility - Line of Credit		12 Months Ended
	Sep. 20, 2018 USD ($) loan term institution	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 500,000,000.0
Number of financial institutions | institution	4
Maximum borrowing capacity, per lender	$ 125,000,000.0
Number of extension periods | term	2
Extension period	12 months
Additional borrowing capacity	$ 250,000,000.0
Unused commitment fee, percentage	0.20%
Commitment fee		$ 1,000,000
Line of credit, at fair value		$ 250,000,000.0
Eurodollar Loan
Debt Instrument [Line Items]
Minimum funding requirement	$ 5,000,000.0
Line of credit, term (or less)	12 months
Maximum active loan limit | loan	5
Eurodollar Loan | Minimum | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	0.85%
Eurodollar Loan | Maximum | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.05%
Alternate Base Rate Loan
Debt Instrument [Line Items]
Minimum funding requirement	$ 5,000,000.0
Alternate Base Rate Loan | Adjusted LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate	1.00%
Alternate Base Rate Loan | Federal Reserve Bank of New York
Debt Instrument [Line Items]
Basis spread on variable rate	0.50%